Supplemental cash flow information - Schedule of cash flow supplemental disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Share consideration issued for acquisition	$ 0	$ 1,088
Recognition of ROU assets and lease liabilities	552	250
Reclassification of warrant liability from equity	5,112	0
Reclassification of derivative liability to equity	120	0
Interest paid	1,358	1,555
Income taxes paid	$ 1,387	$ 687